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                               John Hancock Funds

                               CASH RESERVE, INC.

                                  FINAL REPORT

                                DECEMBER 7, 2001

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

Financial Statements
John Hancock Mutual Funds - Cash Reserve, Inc.

Schedule of Investments
December 7, 2001 (Unaudited)
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
                                                                                Par Value
                                                             Interest  Quality    (000's      Market
ISSUER, DESCRIPTION, MATURITY DATE                             Rate    Rating*   Omitted)     Value
----------------------------------                             ----    -------   --------     -----
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies 84.38%
Federal Farm Credit Bank
12-12-01                                                      2.130%   Tier 1     $  500   $   499,882
Federal Farm Credit Bank
01-11-02                                                      2.006    Tier 1        400       399,244
Federal Home Loan Bank
12-28-01                                                      4.930    Tier 1        400       400,553
Federal Home Loan Bank
12-28-01                                                      6.000    Tier 1      1,000     1,001,035
Federal Home Loan Bank
01-22-02                                                      4.875    Tier 1      1,000     1,002,997
Federal Home Loan Bank
02-22-02                                                      1.800    Tier 1      1,000       996,200
Federal Home Loan Bank
02-25-02                                                      5.000    Tier 1        700       701,667
Federal Home Loan Mortgage Assn.
12-14-01                                                      4.750    Tier 1      4,025     4,026,216
Federal Home Loan Mortgage Assn.
12-20-01                                                      2.080    Tier 1      1,000       999,307
Federal Home Loan Mortgage Assn.
02-21-02                                                      1.970    Tier 1      1,000       996,042
Federal Home Loan Mortgage Assn.
03-07-02                                                      1.800    Tier 1      1,000       995,550
Federal National Mortgage Assn.
12-27-01                                                      2.270    Tier 1      1,000       998,802
Federal National Mortgage Assn.
01-03-02                                                      2.290    Tier 1      1,000       998,346
Federal National Mortgage Assn.
02-11-02                                                      7.500    Tier 1        500       504,744
Federal National Mortgage Assn.
02-14-02                                                      1.930    Tier 1        970       966,464
Federal National Mortgage Assn.
03-28-02                                                      1.800    Tier 1        400       397,800
                                                                                           -----------

TOTAL U.S. GOVERNMENT OBLIGATIONS - (Cost $15,884,849)                                     $15,884,849
                                                                                           -----------


See notes to financial statements.                                             1

John Hancock Mutual Funds - Cash Reserve, Inc.

                                                                          Par Value
                                                               Interest     (000's        Market
ISSUER, DESCRIPTION, MATURITY DATE                               Rate      Omitted)       Value
----------------------------------                               ----      --------       -----
JOINT REPURCHASE AGREEMENT 14.78%
Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. - Dated 12-07-01, due 12-10-01
(Secured by U.S. Treasury Bond, 7.500% due 11-15-16 and
U.S. Treasury Note, 3.500% due 01-15-11)                        1.820%      $2,781     $ 2,781,000
                                                                                       -----------

TOTAL JOINT REPURCHASE AGREEMENT - (Cost $2,781,000)                                     2,781,000
                                                                                       -----------

TOTAL INVESTMENTS 99.16%                                                                18,665,849
                                                                                       -----------

OTHER ASSETS AND LIABILITIES, NET 0.84%                                                    158,962
                                                                                       -----------

TOTAL NET ASSETS 100.00%                                                               $18,824,811
                                                                                       ===========

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

  The percentage shown for each investment category is the total value of that category expressed as a percentage of the total net assets of the Fund.


See notes to financial statements.                                             2

John Hancock Funds - Cash Reserve, Inc.
Statement of Assets and Liabilities
Final Report December 7, 2001* (Unaudited)

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ASSETS

Investments at value (cost $15,884,849)                      $       15,884,849
Joint repurchase agreement (cost $2,781,000)                          2,781,000
Cash                                                                        322
Interest receivable                                                     168,080
Other assets                                                             41,545
                                                             -------------------
                  Total asset                                        18,875,796
                  --------------------------------------------------------------

LIABILITIES
Payable to affiliates                                                    11,306
Other payables and accrued expenses                                      39,679
                                                             -------------------
                  Total liabilities                                      50,985
                  --------------------------------------------------------------

NET ASSETS
Capital paid-in                                                      18,824,811
                                                             -------------------
                  Net assets                                 $       18,824,811
                  ==============================================================

NET ASSET VALUE PER SHARE
(Based on net asset values and shares outstanding -
4,000,000,000 shares authorized with $0.01 per share value)
($18,824,811/18,824,811 shares)                              $             1.00

* The net assets of the John Hancock Cash Reserve, Inc. ("the Fund") were merged into the John Hancock U.S.Government Cash Reserve Fund, as of the close of business on December 7, 2001, and the Fund was subsequently terminated. The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.                                             3

John Hancock Funds -  Cash Reserve, Inc.
Statement of Operations
Period from January 1, 2001 to December 7, 2001* (Unaudited)

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
INVESTMENT INCOME
Interest                                                                          $     796,768
                                                                                  --------------
                               Total investment income                                  796,768
                               -----------------------------------------------------------------

EXPENSES
Investment management fee                                                                64,921
Transfer agent fee                                                                       42,837
Custodian fee                                                                            34,523
Auditing fee                                                                             10,000
Printing                                                                                  9,529
Distribution and service fee                                                              3,765
Miscellaneous                                                                             3,431
Trustee's fee                                                                               844
Registration and filing fee                                                                 600
Legal fee                                                                                   245
                                                                                  --------------
                               Total expenses                                           170,695
                               -----------------------------------------------------------------
                               Net investment income                                    626,073

                               Increase in net assets from operations             $     626,073
                               =================================================================

* The net assets of the John Hancock Cash Reserve, Inc. ("the Fund") were merged into the John Hancock U.S.Government Cash Reserve Fund, as of the close of business on December 7, 2001, and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.                                             4

John Hancock Funds - Cash Reserve, Inc.
Statements of Changes in Net Assets

                                                                               PERIOD FROM
                                                                             JANUARY 1, 2001
                                                                             TO DECEMBER 7,
                                                           YEAR ENDED             2001*
                                                            12-31-00           (UNAUDITED)
                                                        ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                                   $      1,215,615    $        626,073
Distributions to shareholders                                 (1,215,615)           (626,073)

From fund share transactions #                                (3,190,162)         (2,304,877)

NET ASSETS
Beginning of period                                           24,319,850          21,129,688
                                                        ----------------    ----------------
End of period                                           $     21,129,688    $     18,824,811
                                                        ================    ================

# Analysis of Fund share transactions at $1 per share
Distributions reinvested                                $      1,157,381    $        603,809
Shares repurchased                                            (4,347,543)         (2,908,686)
                                                        ----------------    ----------------
Net decrease                                            $     (3,190,162)   $     (2,304,877)
                                                        ================    ================

* The net assets of the John Hancock Cash Reserve, Inc. ("the Fund") were merged into the John Hancock U.S.Government Cash Reserve Fund, as of the close of business on December 7, 2001, and the Fund was subsequently terminated. The Statements of Changes in Net Assets reflect the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


See notes to financial statements.                                             5

John Hancock Funds - Cash Reserve, Inc.
Financial Highlights

PERIOD ENDED                                               12-31-96  12-31-97  12-31-98  12-31-99  12-31-00  12-31-01 (1)
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Net investment income (2)                                  0.05      0.05      0.05      0.04      0.05      0.03
Less distributions
From net investment income                                 (0.05)    (0.05)    (0.05)    (0.04)    (0.05)    (0.03)
Net asset value, end of period                             $1.00     $1.00     $1.00     $1.00     $1.00     $1.00 (3)
Total return (4) (%)                                       5.00      5.20      4.91      4.47      5.65      3.15 (5)
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                    $67       $38       $30       $24       $21       $19
Ratio of expenses to average net assets (%)                0.65      0.61      0.75      0.78      0.83      0.92 (6)
Ratio of net investment income to average net assets (%)   4.85      5.07      4.81      4.38      5.48      3.38 (6)

(1) Final period ended 12-7-01
(2) Based on the average of the shares outstanding at the end of each month.
(3) Net asset value per share before the merger of assets to John Hancock U.S. Government Cash Reserve Fund and the termination of the Fund. See Note A to financial statements.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) Annualized


See notes to financial statements.                                             6

JOHN HANCOCK FUNDS - CASH RESERVE, INC.

NOTES TO STATEMENTS
Unaudited.

NOTE A

John Hancock Cash Reserve, Inc. (the "Fund") was a diversified, open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund was to provide maximum current income, consistent with capital preservation and liquidity.

On December 5, 2001, shareholders of the Fund approved a plan of reorganization between the Fund and John Hancock U.S. Government Cash Reserve Fund, providing for the transfer of substantially all of the assets and liabilities of the Fund in exchange solely for shares of beneficial interest of the John Hancock U.S. Government Cash Reserve Fund. After this transaction and as of the close of business on December 7, 2001, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximated market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes was accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not be subject to federal income tax on taxable

JOHN HANCOCK FUNDS - CASH RESERVE, INC.

income which was distributed to shareholders. Therefore, no federal income tax provision was required as of December 7, 2001, the Fund's final tax year end.

Distributions

The Fund's net investment income was declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.35% of the Fund's average daily net asset value.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company. The Fund paid a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford is a Director and/or Officer of the Adviser and/or its affiliates, as well as Director of the Fund. The compensation of unaffiliated Directors was borne by the Fund. The unaffiliated Directors may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Investment transactions

Purchases and proceeds from sales of securities, other than obligations of the U.S. government, during the period ended December 7, 2001, aggregated $1,388,499,264 and $1,391,308,001 respectively.

The cost of investments owned at December 7, 2001, for federal income tax purposes was $18,665,849.

JOHN HANCOCK FUNDS - CASH RESERVE, INC.

TAX INFORMATION NOTICE

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal period ended December 7, 2001.

      All of the income dividends are taxable as ordinary income. None of the 2001 dividends qualify for the corporate dividends received deduction.

      For specific information on exception provisions in your state, consult your local state tax officer or your tax advisor.

      Shareholders will receive a 2001 U.S. Treasury Department Form 1099-DIV in January 2002. This will reflect the total of all distributions that were taxable for calendar year 2001.

John Hancock Funds - Cash Reserve, Inc.

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DIRECTORS                                  INVESTMENT ADVISER
James F Carlin*                            John Hancock Advisers, Inc.
William H. Cunningham                      101 Huntington Avenue
Ronald R. Dion                             Boston, Massachusetts 02199-7603
Maureen R. Ford
Charles L Ladner                           PRINCIPAL DISTRIBUTOR
Steven R. Pruchansky*                      John Hancock Funds, Inc.
Lt. Gen. Norman H. Smith,                  101 Huntington Avenue
  USMC (ret.)                              Boston, Massachusetts 02199-7603
John P. Toolan*
*Members of the Audit Committee            CUSTODIAN
                                           Bank of New York
                                           One Wall Street
OFFICERS                                   New York, New York 10286
Maureen R. Ford
Chairman, President                        TRANSFER AGENT
and Chief Executive Officer                John Hancock Signature Services, Inc.
                                           1 John Hancock Way, Suite 1000
William L. Braman                          Boston, Massachusets 02217-1000
Executive Vice President
and Chief Investment Officer               LEGAL COUNSEL
                                           Hale and Dorr LLP
Richard A. Brown                           60 State Street
Senior Vice President                      Boston, Massachusetts 02109-1803
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer